CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Licensing and collaboration revenue	$ 10,175,258	$ 700,913	$ 480,000
Expenses
Research and development expenses	(68,099,385)	(33,538,035)	(16,211,750)
Third parties	(55,020,367)	(23,645,740)	(10,507,444)
Related parties	(13,079,018)	(9,892,295)	(5,704,306)
Administrative expenses	(14,439,962)	(10,314,536)	(3,437,900)
Loss from operations	(72,364,089)	(43,151,658)	(19,169,650)
Interest income	76,166	629,288	922,680
Interest expense	(363,762)	(202,165)	(138,096)
Other income	1,778,822	971,949	723,476
Foreign exchange gain (loss), net	(603,459)	(644,693)	21,867
Change in fair value of warrant liabilities			1,207,415
Loss before income tax	(71,476,322)	(42,397,279)	(16,432,308)
Income tax expense	(1,701,613)
Net loss attributable to Adagene Inc.'s shareholders	(73,177,935)	(42,397,279)	(16,432,308)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	257,000	(6,087)	65,799
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(72,920,935)	(42,403,366)	(16,366,509)
Net loss attributable to Adagene Inc.'s shareholders	(73,177,935)	(42,397,279)	(16,432,308)
Accretion of convertible redeemable preferred shares to redemption value	(28,553)	(248,113)	(246,184)
Net loss attributable to ordinary shareholders	$ (73,206,488)	$ (42,645,392)	$ (16,678,492)
Weighted average number of ordinary shares used in per share calculation:
-Basic	50,032,009	15,950,698	15,178,232
-Diluted	50,032,009	15,950,698	15,178,232
Net loss per ordinary share
-Basic	$ (1.46)	$ (2.67)	$ (1.10)
-Diluted	$ (1.46)	$ (2.67)	$ (1.10)